Property and Equipment (Details) - USD ($)	Dec. 31, 2016	Mar. 31, 2016	Mar. 31, 2015
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 93,382	$ 74,429
Accumulated depreciation	(29,903)	(11,860)
Property and equipment, net	63,479	62,569	$ 10,892
As Restated [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment			16,416
Accumulated depreciation			(5,524)
Property and equipment, net			10,892
Production Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	51,304,000	51,304
Production Equipment [Member] | As Restated [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 42,078	$ 23,125
Computer Equipment [Member] | As Restated [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment			$ 16,416